INVESTMENT PROPERTIES - Schedule of Investment Properties Measured at Fair Value (Details) $ in Millions	Jun. 30, 2021 USD ($) yr
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 101,010
Core office | United States
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	6.90%
Investment properties	$ 15,326
Terminal Capitalization Rate Used In Current Estimate Of Fair Value	5.60%
Investment Horizon (years) | yr	12
Core office | Canada
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	5.90%
Investment properties	$ 4,907
Terminal Capitalization Rate Used In Current Estimate Of Fair Value	5.20%
Investment Horizon (years) | yr	10
Core office | Australia
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	6.60%
Investment properties	$ 2,800
Terminal Capitalization Rate Used In Current Estimate Of Fair Value	5.70%
Investment Horizon (years) | yr	10
Core office | Europe
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	4.60%
Investment properties	$ 2,873
Terminal Capitalization Rate Used In Current Estimate Of Fair Value	3.80%
Investment Horizon (years) | yr	10
Core office | Brazil
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	7.60%
Investment properties	$ 380
Terminal Capitalization Rate Used In Current Estimate Of Fair Value	7.00%
Investment Horizon (years) | yr	10
Core retail
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	7.00%
Investment properties	$ 20,037
Terminal Capitalization Rate Used In Current Estimate Of Fair Value	5.30%
Investment Horizon (years) | yr	10
LP investments office
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	9.60%
Investment properties	$ 9,095
Terminal Capitalization Rate Used In Current Estimate Of Fair Value	7.10%
Investment Horizon (years) | yr	7
LP investments retail
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	8.60%
Investment properties	$ 2,238
Terminal Capitalization Rate Used In Current Estimate Of Fair Value	7.00%
Investment Horizon (years) | yr	10
Multifamily
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	4.70%
Investment properties	$ 2,018
Triple net lease
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	6.20%
Investment properties	$ 3,704
Student housing
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	4.90%
Investment properties	$ 3,225
Manufactured housing
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	4.60%
Investment properties	$ 3,453
Mixed-use
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	7.20%
Investment properties	$ 3,042
Terminal Capitalization Rate Used In Current Estimate Of Fair Value	5.10%
Investment Horizon (years) | yr	10
Directly-held real estate properties
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	7.90%
Investment properties	$ 25,941
Terminal Capitalization Rate Used In Current Estimate Of Fair Value	6.20%
Investment Horizon (years) | yr	9
Other investment properties
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 1,971